Contingent Transactions - Summary of Contingent Transactions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Less: Allowance for ECL	$ (7,906,939)	$ (4,739,962)
Contingent transactions, total	4,249,233,877	3,580,552,335
Undrawn commitments of credit cards and checking accounts [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	4,006,933,173	3,015,330,004
Guarantees granted [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	203,803,498	402,952,906
Overdraft and unused agreed commitments [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	46,404,145	79,663,599
Responsibilities for foreign trade operations [member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total		87,345,788
Gross carrying amount [Member]
Disclosure of contingent liabilities [line items]
Contingent transactions, total	$ 4,257,140,816	$ 3,585,292,297